Leases - Future Minimum Commitments Chartered-in Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum commitments, net of commissions under chartered-in vessels
Charter hire expense for chartered-in pushboats and barges	$ 1,521	$ 1,307	$ 2,468
Operating leases future minimum payments receivable	$ 1,067,598
Term of future minimum receivables to be earned on non-cancellable contracts	20 years
Chartered-in vessels
Future minimum commitments, net of commissions under chartered-in vessels
Operating lease obligations	$ 32
Dry port facility | Non-cancelable contracts with minimum guaranteed throughput
Future minimum commitments, net of commissions under chartered-in vessels
Operating leases future minimum payments receivable	$ 44,200
Term of future minimum receivables to be earned on non-cancellable contracts	20 years
River and estuary tanker | Non-cancelable contracts under time charter
Future minimum commitments, net of commissions under chartered-in vessels
Operating leases future minimum payments receivable	$ 41,640
Term of future minimum receivables to be earned on non-cancellable contracts	5 years